Shareholder Fees - American Century California Tax-Free and Municipal Funds	Jan. 01, 2026 USD ($)
California High-Yield Municipal Fund | California High-Yield Municipal Fund, Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
California High-Yield Municipal Fund | California High-Yield Municipal Fund, I Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
California High-Yield Municipal Fund | California High-Field Municipal Fund, Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
California High-Yield Municipal Fund | California High-Yield Municipal Fund, A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Account Fee	$ 0
California High-Yield Municipal Fund | California High-Yield Municipal Fund, C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, I Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, Y Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, A Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Maximum Account Fee	$ 0
California Intermediate-Term Tax-Free Bond Fund | California Intermediate-Term Tax-Free Bond Fund, C Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
California Tax-free Money Market Fund | CALIFORNIA TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	$ 25

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.